Intangible Assets, Net - Schedule of Intangible Assets (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Impaired Intangible Assets [Abstract]
Copyrights of online education academy courses		$ 23,800,000
Less: Accumulated amortization		(6,793,917)
Intangible assets, net		$ 17,006,083